Advance from Customers	6 Months Ended
Jun. 30, 2026
Advance from Customers [Abstract]
ADVANCE FROM CUSTOMERS
5.	ADVANCE FROM CUSTOMERS

Advance from customers represent the cash deposited by the traders into a specific bank account under Metaverse HK (“the broker’s account”) in order to facilitate the trading ownership units of the NFT. The traders are required to have their funds transferred to the broker’s account before the trading take place.

The amount was $4,242,314 and $4,386,659 as at June 30, 2026 and December 31, 2025 respectively.